Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester® Limited Term Municipal Fund))	0 Months Ended
Jan. 28, 2013
Class A
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	0.25%
Interest and Related Expenses from Inverse Floaters	0.02%
Interest and Fees from Borrowing	0.04%
Other Expenses	0.06%
Total Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.78%
Class B
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Related Expenses from Inverse Floaters	0.02%
Interest and Fees from Borrowing	0.04%
Other Expenses	0.14%
Total Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.61%
Class C
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Related Expenses from Inverse Floaters	0.02%
Interest and Fees from Borrowing	0.04%
Other Expenses	0.08%
Total Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.55%
Class Y
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	none
Interest and Related Expenses from Inverse Floaters	0.02%
Interest and Fees from Borrowing	0.04%
Other Expenses	0.05%
Total Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.52%